Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Schedule of Property and equipment, net

	December 31,
	2022	2023
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	271,692	284,157
Construction in progress	97,786	248,788
Leasehold improvements	32,913	32,387
Others	13,700	12,045
Total	416,091	577,377
Less: accumulated depreciation
Servers, computers and equipment	(181,706)	(210,557)
Construction in progress	(24,957)	(30,536)
Others	(8,535)	(9,519)
Total	(215,198)	(250,612)
Property and equipment, net	200,893	326,765